Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	PZVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$123	1.24%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Large-cap equities maintained market leadership in 2024, as the market reconsidered the prospect of a major decline in the Federal Funds rate. Mid-cap equities, which are more rate sensitive, traded up as the Federal Reserve began to cut interest rates, but gave up some of these gains amid inflation and growth concerns to start 2025. The Fund underperformed the Russell 1000 Index due to stock selection in the consumer discretionary, industrials, and technology sectors.

Top Contributors
↑	Equitable Holdings, Inc., CNO Financial Group, Inc., Delta Air Lines, Inc.

Top Detractors
↓	JELD-WEN Holding, Inc., Olin Corporation, Dollar General Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pzena Mid Cap Value Fund - Investor Class	-1.69	13.09	7.73
Russell 1000 Total Return	18.11	16.54	12.71
Russell Midcap Value Total Return	11.67	11.68	8.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/ for more recent performance information.
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/ for more recent performance information.

Net Assets	$ 135,244,048
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 1,068,790
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$135,244,048
Number of Holdings	41
Net Advisory Fee	$1,068,790
Portfolio Turnover	35%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Humana, Inc.	4.5%
Baxter International, Inc.	4.5%
Dollar General Corp.	3.8%
Charter Communications, Inc. - Class A	3.7%
Delta Air Lines, Inc.	3.4%
Capital One Financial Corp.	3.2%
Dow, Inc.	3.1%
CH Robinson Worldwide, Inc.	3.1%
Fresenius Medical Care AG & Co. KGaA	3.1%
Lear Corp.	3.0%

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PZIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.90%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Large-cap equities maintained market leadership in 2024, as the market reconsidered the prospect of a major decline in the Federal Funds rate. Mid-cap equities, which are more rate sensitive, traded up as the Federal Reserve began to cut interest rates, but gave up some of these gains amid inflation and growth concerns to start 2025. The Fund underperformed the Russell 1000 Index due to stock selection in the consumer discretionary, industrials, and technology sectors.

Top Contributors
↑	Equitable Holdings, Inc., CNO Financial Group, Inc., Delta Air Lines, Inc.

Top Detractors
↓	JELD-WEN Holding, Inc., Olin Corporation, Dollar General Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pzena Mid Cap Value Fund - Institutional Class	-1.33	13.53	8.09
Russell 1000 Total Return	18.11	16.54	12.71
Russell Midcap Value Total Return	11.67	11.68	8.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/ for more recent performance information.
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/ for more recent performance information.

Net Assets	$ 135,244,048
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 1,068,790
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$135,244,048
Number of Holdings	41
Net Advisory Fee	$1,068,790
Portfolio Turnover	35%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Humana, Inc.	4.5%
Baxter International, Inc.	4.5%
Dollar General Corp.	3.8%
Charter Communications, Inc. - Class A	3.7%
Delta Air Lines, Inc.	3.4%
Capital One Financial Corp.	3.2%
Dow, Inc.	3.1%
CH Robinson Worldwide, Inc.	3.1%
Fresenius Medical Care AG & Co. KGaA	3.1%
Lear Corp.	3.0%

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena Emerging Markets Value Fund
Class Name	Investor Class
Trading Symbol	PZVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$149	1.42%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Emerging markets rose during the trailing 12 months, with broad-based strength across geographies. Chinese equities rebounded on hopes of supportive fiscal and monetary policy. While investors considered a potential recovery in the Chinese economy, many other emerging markets, across Asia, Latin America, and Eastern Europe, also posted strong returns.
China, Taiwan, and India drove absolute Fund performance during the past 12 months. On the other hand, South Korea and Brazil declined, against a backdrop of political and economic uncertainty in both markets. The Fund’s overweight to South Korea and Brazil, and stock selection in China caused the Fund to underperform the MSCI Emerging Markets Index.

Top Contributors
↑	Hon Hai Precision Industry Co., Ltd., Alibaba Group Holding Limited, Taiwan Semiconductor Manufacturing Co., Ltd.

Top Detractors
↓	Samsung Electronics Co., Ltd., PT Bank Rakyat Indonesia (Persero) Tbk Class B, Hankook Tire & Technology Co., Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pzena Emerging Markets Value Fund - Investor Class	9.57	10.47	5.92
MSCI EM (EMERGING MARKETS) Net (USD)	10.07	4.26	3.49
MSCI EM (EMERGING MARKETS) VALUE Net (USD)	7.05	5.33	2.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/ for more recent performance information.
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/ for more recent performance information.

Net Assets	$ 2,137,973,654
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 18,965,253
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$2,137,973,654
Number of Holdings	65
Net Advisory Fee	$18,965,253
Portfolio Turnover	22%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Samsung Electronics Co., Ltd.	3.8%
China Overseas Land & Investment, Ltd.	3.7%
Alibaba Group Holding, Ltd.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Weichai Power Co., Ltd.	2.9%
Ambev S.A.	2.7%
WH Group, Ltd.	2.6%
Cognizant Technology Solutions Corp.	2.6%
First American Government Obligations Fund - Class X	2.5%
China Merchants Bank Co., Ltd.	2.3%

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena Emerging Markets Value Fund
Class Name	Institutional Class
Trading Symbol	PZIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$113	1.08%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Emerging markets rose during the trailing 12 months, with broad-based strength across geographies. Chinese equities rebounded on hopes of supportive fiscal and monetary policy. While investors considered a potential recovery in the Chinese economy, many other emerging markets, across Asia, Latin America, and Eastern Europe, also posted strong returns.
China, Taiwan, and India drove absolute Fund performance during the past 12 months. On the other hand, South Korea and Brazil declined, against a backdrop of political and economic uncertainty in both markets. The Fund’s overweight to South Korea and Brazil, and stock selection in China caused the Fund to underperform the MSCI Emerging Markets Index.

Top Contributors
↑	Hon Hai Precision Industry Co., Ltd., Alibaba Group Holding Limited, Taiwan Semiconductor Manufacturing Co., Ltd.

Top Detractors
↓	Samsung Electronics Co., Ltd., PT Bank Rakyat Indonesia (Persero) Tbk Class B, Hankook Tire & Technology Co., Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pzena Emerging Markets Value Fund - Institutional Class	9.92	10.82	6.26
MSCI EM (EMERGING MARKETS) Net (USD)	10.07	4.26	3.49
MSCI EM (EMERGING MARKETS) VALUE Net (USD)	7.05	5.33	2.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/ for more recent performance information.
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/ for more recent performance information.

Net Assets	$ 2,137,973,654
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 18,965,253
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$2,137,973,654
Number of Holdings	65
Net Advisory Fee	$18,965,253
Portfolio Turnover	22%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Samsung Electronics Co., Ltd.	3.8%
China Overseas Land & Investment, Ltd.	3.7%
Alibaba Group Holding, Ltd.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Weichai Power Co., Ltd.	2.9%
Ambev S.A.	2.7%
WH Group, Ltd.	2.6%
Cognizant Technology Solutions Corp.	2.6%
First American Government Obligations Fund - Class X	2.5%
China Merchants Bank Co., Ltd.	2.3%

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	PZVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.31%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Large-cap equities maintained market leadership in 2024, as the market reconsidered the prospect of a major decline in the Federal Funds rate. Small-cap equities, which are more rate sensitive, traded up as the Federal Reserve began to cut interest rates, but gave up some of these gains amid inflation and growth concerns to start 2025. The Fund underperformed the Russell 2000 Index due to stock selection in the industrials, consumer discretionary, and basic materials sectors.

Top Contributors
↑	CNO Financial Group, Inc., Columbia Banking System, Inc., Old National Bancorp

Top Detractors
↓	JELD-WEN Holding, Inc., Adient plc, Olin Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/27/2016)
Pzena Small Cap Value Fund - Investor Class	-4.15	11.98	7.48
Russell 2000 Total Return Index	6.69	9.39	8.83
Russell 2000 Value Total Return	7.58	10.32	8.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/ for more recent performance information.
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/ for more recent performance information.

Net Assets	$ 60,826,198
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 314,713
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$60,826,198
Number of Holdings	49
Net Advisory Fee	$314,713
Portfolio Turnover	30%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X	3.9%
CNO Financial Group, Inc.	3.6%
Korn Ferry	3.1%
Spectrum Brands Holdings, Inc.	3.0%
Advance Auto Parts, Inc.	2.9%
Adient PLC	2.9%
Old National Bancorp of Indiana	2.9%
Douglas Dynamics, Inc.	2.8%
MRC Global, Inc.	2.8%
Associated Banc-Corp.	2.7%

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PZISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	1.00%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Large-cap equities maintained market leadership in 2024, as the market reconsidered the prospect of a major decline in the Federal Funds rate. Small-cap equities, which are more rate sensitive, traded up as the Federal Reserve began to cut interest rates, but gave up some of these gains amid inflation and growth concerns to start 2025. The Fund underperformed the Russell 2000 Index due to stock selection in the industrials, consumer discretionary, and basic materials sectors.

Top Contributors
↑	CNO Financial Group, Inc., Columbia Banking System, Inc., Old National Bancorp

Top Detractors
↓	JELD-WEN Holding, Inc., Adient plc, Olin Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/27/2016)
Pzena Small Cap Value Fund - Institutional Class	-3.90	12.27	7.79
Russell 2000 Total Return Index	6.69	9.39	8.83
Russell 2000 Value Total Return	7.58	10.32	8.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/ for more recent performance information.
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/ for more recent performance information.

Net Assets	$ 60,826,198
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 314,713
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$60,826,198
Number of Holdings	49
Net Advisory Fee	$314,713
Portfolio Turnover	30%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X	3.9%
CNO Financial Group, Inc.	3.6%
Korn Ferry	3.1%
Spectrum Brands Holdings, Inc.	3.0%
Advance Auto Parts, Inc.	2.9%
Adient PLC	2.9%
Old National Bancorp of Indiana	2.9%
Douglas Dynamics, Inc.	2.8%
MRC Global, Inc.	2.8%
Associated Banc-Corp.	2.7%

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena International Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	PZVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$150	1.44%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International small cap equities rose during the trailing 12 months. Investors reacted positively to directionally dovish interest rate policy in Europe and rate hikes in Japan. The Fund rose during the period but underperformed the MSCI World ex USA IMI. Stock selection in the industrials and consumer staples sectors, and stock selection in the United Kingdom were the largest drivers of underperformance relative to the MSCI World ex USA IMI.

Top Contributors
↑	BPER Banca S.p.A., Unicaja Banco S.A., Yue Yuen Industrial (Holdings) Limited

Top Detractors
↓	ams-OSRAM AG, Nexity SA, Umicore SA

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Pzena International Small Cap Value Fund - Investor Class	8.66	12.17	4.99
MSCI World ex-USA IMI Index Gross (USD)	9.74	9.08	6.41
MSCI WORLD ex USA SMALL CAP Net (USD)	7.13	6.20	3.45
MSCI World ex USA Small Cap Value index Net (USD)	9.27	7.11	3.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/ for more recent performance information.
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/ for more recent performance information.

Net Assets	$ 64,146,738
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 94,100
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$64,146,738
Number of Holdings	47
Net Advisory Fee	$94,100
Portfolio Turnover	39%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X	25.0%
Origin Enterprises PLC	3.5%
Senior PLC	3.4%
Signify N.V.	3.0%
Pennon Group PLC	2.7%
C&C Group PLC	2.6%
Sabre Insurance Group PLC	2.6%
Elders Ltd.	2.5%
Nexity SA	2.2%
Anima Holding S.p.A.	2.2%

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena International Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PZIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$121	1.16%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International small cap equities rose during the trailing 12 months. Investors reacted positively to directionally dovish interest rate policy in Europe and rate hikes in Japan. The Fund rose during the period but underperformed the MSCI World ex USA IMI. Stock selection in the industrials and consumer staples sectors, and stock selection in the United Kingdom were the largest drivers of underperformance relative to the MSCI World ex USA IMI.

Top Contributors
↑	BPER Banca S.p.A., Unicaja Banco S.A., Yue Yuen Industrial (Holdings) Limited

Top Detractors
↓	ams-OSRAM AG, Nexity SA, Umicore SA

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Pzena International Small Cap Value Fund - Institutional Class	8.99	12.46	5.27
MSCI World ex-USA IMI Index Gross (USD)	9.74	9.08	6.41
MSCI WORLD ex USA SMALL CAP Net (USD)	7.13	6.20	3.45
MSCI World ex USA Small Cap Value index Net (USD)	9.27	7.11	3.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/ for more recent performance information.
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/ for more recent performance information.

Net Assets	$ 64,146,738
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 94,100
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$64,146,738
Number of Holdings	47
Net Advisory Fee	$94,100
Portfolio Turnover	39%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X	25.0%
Origin Enterprises PLC	3.5%
Senior PLC	3.4%
Signify N.V.	3.0%
Pennon Group PLC	2.7%
C&C Group PLC	2.6%
Sabre Insurance Group PLC	2.6%
Elders Ltd.	2.5%
Nexity SA	2.2%
Anima Holding S.p.A.	2.2%

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena International Value Fund
Class Name	Investor Class
Trading Symbol	PZVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International equity markets posted strong returns over the last 12 months. European markets edged higher on interest rate cut expectations and improving economic sentiment. Meanwhile, fiscal and monetary stimulus announcements from the CCP boosted Chinese stocks. The Fund rose during the period and outperformed the MSCI EAFE Index. Stock selection in the information technology and financials sectors, and stock selection in the United Kingdom were the largest drivers of outperformance.

Top Contributors
↑	Hon Hai Precision Industry Co., Ltd. Sponsored GDR RegS, Alibaba Group Holding Limited, CaixaBank SA

Top Detractors
↓	Magna International Inc., Randstad NV, Galaxy Entertainment Group Limited

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2021)
Pzena International Value Fund - Investor Class	18.67	5.38
MSCI EAFE Net (USD)	8.77	3.64
MSCI EAFE VALUE Net (USD)	15.09	6.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/ for more recent performance information.
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/ for more recent performance information.

Net Assets	$ 98,499,998
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 358,480
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$98,499,998
Number of Holdings	69
Net Advisory Fee	$358,480
Portfolio Turnover	21%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Daimler Truck Holding AG	3.2%
Roche Holding AG	2.8%
Sanofi	2.8%
Alibaba Group Holding, Ltd.	2.7%
BASF SE	2.7%
Reckitt Benckiser Group PLC	2.6%
Teleperformance SE	2.6%
HSBC Holdings PLC	2.5%
CaixaBank S.A.	2.5%
Bank of Ireland Group PLC	2.3%

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena International Value Fund
Class Name	Institutional Class
Trading Symbol	PZINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.74%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International equity markets posted strong returns over the last 12 months. European markets edged higher on interest rate cut expectations and improving economic sentiment. Meanwhile, fiscal and monetary stimulus announcements from the CCP boosted Chinese stocks. The Fund rose during the period and outperformed the MSCI EAFE Index. Stock selection in the information technology and financials sectors, and stock selection in the United Kingdom were the largest drivers of outperformance.

Top Contributors
↑	Hon Hai Precision Industry Co., Ltd. Sponsored GDR RegS, Alibaba Group Holding Limited, CaixaBank SA

Top Detractors
↓	Magna International Inc., Randstad NV, Galaxy Entertainment Group Limited

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2021)
Pzena International Value Fund - Institutional Class	18.97	5.64
MSCI EAFE Net (USD)	8.77	3.64
MSCI EAFE VALUE Net (USD)	15.09	6.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/ for more recent performance information.
Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/ for more recent performance information.

Net Assets	$ 98,499,998
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 358,480
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$98,499,998
Number of Holdings	69
Net Advisory Fee	$358,480
Portfolio Turnover	21%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Daimler Truck Holding AG	3.2%
Roche Holding AG	2.8%
Sanofi	2.8%
Alibaba Group Holding, Ltd.	2.7%
BASF SE	2.7%
Reckitt Benckiser Group PLC	2.6%
Teleperformance SE	2.6%
HSBC Holdings PLC	2.5%
CaixaBank S.A.	2.5%
Bank of Ireland Group PLC	2.3%

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/
Accountant Change Statement [Text Block]
Based on the recommendation of Pzena Investment Management, LLC (the “Adviser”), the Audit Committee and Board of Trustees (“Board”) of Advisors Series Trust approved a change of the independent registered public accounting firm for the Fund, from Tait, Weller and Baker, LLP (“Tait”) to Deloitte LLP (“Deloitte”). At a meeting of the Board held on June 26, 2024, the Board accepted Tait’s resignation effective June 27, 2024. Deloitte’s engagement was approved by the Board. The Board noted that there were no disagreements or issues with Tait, but that the request was being made because the Adviser indicated that they had a preference for a larger independent public accounting firm for the Fund.

Accountant Change Date	Jun. 27, 2024